Prepayments, receivables and other assets, net (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses returned amount	$ 700
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposits		$ 5,800
Expenses recognized	500
Provision of expected credit losses	$ 0	$ 0